Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2017
Interest and Finance Costs [Abstract]
Schedule Of Interest And Finance Costs [Table Text Block]

	2017	2016	2015
Interest expense	$24,978	$19,523	$13,922
Amortization of financing costs	1,455	1,503	1,364
Commitment fees and other costs	195	923	269
Total	$26,628	$21,949	$15,555